Property, Plant, and Equipment (Details) - USD ($) $ in Millions		12 Months Ended
		Sep. 01, 2016	Sep. 03, 2015	Aug. 28, 2014
Movement in Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, gross beginning balance		$ 27,275
Property, Plant and Equipment, Additions		7,011
Property, plant and equipment, retirements and other		(681)
Property, plant and equipment, gross ending balance		33,605	$ 27,275
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Accumulated depreciation beginning balance		(16,721)
Accumulated depreciation, addition due to current period depreciation expense		(2,863)
Retirements and other changes to accumulated depreciation		665
Accumulated depreciation ending balance		(18,919)	(16,721)
Movement in Property, Plant and Equipment, Net [Roll Forward]
Property, plant, and equipment, net		14,686	10,554
Property, plant and equipment, net affect of additions and depreciation expense		4,148
Property, plant and equipment, net affect retirements and other adjustments		(16)
Capital Leases, Balance Sheet, Assets by Major Class, Net [Abstract]
Capital leases, accumulated depreciation		(492)	(717)
Depreciation [Abstract]
Depreciation expense		2,860	2,550	$ 1,990
Capitalized Interest Costs, Including Allowance for Funds Used During Construction [Abstract]
Interest capitalized as part of the cost of property, plant, and equipment		43	20	$ 4
Notes Payable, Other Payables | Property, Plant and Equipment
Property, Plant and Equipment Assets Held-for-sale or held-for-development Disclosure [Abstract]
Debt instrument, collateral amount of production equipment, buildings, and land		1,970
Other noncurrent assets
Property, Plant and Equipment Assets Held-for-sale or held-for-development Disclosure [Abstract]
Land held for development			58
Land
Movement in Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, gross beginning balance		88
Property, Plant and Equipment, Additions		0
Property, plant and equipment, retirements and other		57
Property, plant and equipment, gross ending balance		145	88
Buildings
Movement in Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, gross beginning balance		5,358
Property, Plant and Equipment, Additions		1,340
Property, plant and equipment, retirements and other		(45)
Property, plant and equipment, gross ending balance		6,653	5,358
Capital Leases, Balance Sheet, Assets by Major Class, Net [Abstract]
Capital leased assets, gross		347	271
Equipment
Movement in Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, gross beginning balance	[1]	21,020
Property, Plant and Equipment, Additions		5,541
Property, plant and equipment, retirements and other		(651)
Property, plant and equipment, gross ending balance	[1]	25,910	21,020
Capital Leases, Balance Sheet, Assets by Major Class, Net [Abstract]
Capital leased assets, gross		1,374	1,192
Equipment | Equipment not placed into service
Movement in Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, gross beginning balance		928
Property, plant and equipment, gross ending balance		1,470	928
Construction in progress
Movement in Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, gross beginning balance	[2]	436
Property, Plant and Equipment, Additions	[2]	79
Property, plant and equipment, retirements and other	[2]	(40)
Property, plant and equipment, gross ending balance	[2]	475	436
Software
Movement in Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, gross beginning balance		373
Property, Plant and Equipment, Additions		51
Property, plant and equipment, retirements and other		(2)
Property, plant and equipment, gross ending balance		$ 422	$ 373

[1]	Included costs related to equipment not placed into service of $1.47 billion and $928 million, as of September 1, 2016 and September 3, 2015, respectively.
[2]	Included building-related construction and tool installation costs on assets not placed into service.